Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 18,366,604	$ 1,395,234
Accounts receivable	235,230	259,814
Prepaid expenses	198,164	4,867
Related party receivable	53,500
Total current assets	18,853,498	1,659,915
Non-current assets:
Computer equipment	13,565
Royalty and streaming interests	14,081,250	19,808,542
Total assets	32,948,313	21,468,457
Current liabilities:
Accounts payable and accrued liabilities	1,762,773	28,331
Sales tax payable		41,389
Total current liabilities	1,762,773	69,720
Total liabilities	1,762,773	69,720
Shareholders' Equity
Share capital	35,471,363	26,046,222
Contributed surplus	681,527	1,435,216
Accumulated deficit	(4,967,350)	(6,082,701)
Total shareholders' equity	31,185,540	21,398,737
Total liabilities and shareholders' equity	$ 32,948,313	$ 21,468,457